Allianz AGIC Systematic Growth Fund (Second Summary Prospectus) | Allianz AGIC Systematic Growth Fund
Allianz AGIC Systematic Growth Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated November 8, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz AGIC Systematic Growth Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.

Allianz AGIC Systematic Growth Fund

The Fund will change its name to the “Allianz AGIC U.S. Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC U.S. Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate and changes to the Fund’s investment strategy will also take effect, as described in greater detail below.

The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Please retain this Supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz AGIC Systematic Growth Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Systematic Growth Fund	Management Fees		Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.70%	[1]	0.25%	0.02%	0.97%
Class B	0.70%	[1]	1.00%	0.02%	1.72%
Class C	0.70%	[1]	1.00%	0.02%	1.72%
[1]	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz AGIC Systematic Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	644	842	1,057	1,674
Class B	675	842	1,133	1,738
Class C	275	542	933	2,030

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz AGIC Systematic Growth Fund (USD $)	Expense Example, No Redemption, No Expense Reimbursement, 1 Year	Expense Example, No Redemption, No Expense Reimbursement, 3 Years	Expense Example, No Redemption, No Expense Reimbursement, 5 Years	Expense Example, No Redemption, No Expense Reimbursement, 10 Years
Class A	644	842	1,057	1,674
Class B	175	542	933	1,738
Class C	175	542	933	2,030

Consistent with the type of investments suggested by its name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. This policy will be reflected in the description of the Fund’s investment strategy, as described in more detail below.

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011 , the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a transition in the Fund’s investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With this additional input, the team builds a final portfolio of stocks that considers the tradeoff between volatility and sources of alpha in the portfolio.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Average Annual Total Returns Allianz AGIC Systematic Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A		5.77%	1.58%	4.94%	Jul. 19, 2002
Class A After Taxes on Distributions		5.54%	1.26%	4.41%	Jul. 19, 2002
Class A After Taxes on Distributions and Sales		3.75%	1.21%	4.05%	Jul. 19, 2002
Class B		6.19%	1.59%	4.89%	Jul. 19, 2002
Class C		10.18%	1.99%	4.86%	Jul. 19, 2002
Russell 1000 Index	[1]	16.10%	2.59%	7.34%	Jul. 19, 2002
Russell 1000 Growth Index		16.71%	3.76%	7.38%	Jul. 19, 2002
Lipper Large-Cap Growth Funds		14.80%	2.48%	5.84%	Jul. 19, 2002
[1]	The Russell 1000 Index replaced the Russell 1000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.